Supplement to

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Mid Cap Growth Portfolio

Calvert VP SRI Balanced Portfolio

Calvert VP SRI Equity Portfolio

Calvert VP Income Portfolio

Statement of Additional Information dated April 30, 2011

Date of Supplement: September 14, 2011

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – Calvert VP SRI Balanced Portfolio – Fixed Income Investments” on page 28, delete the information for Gregory Habeeb and insert the following:

Calvert:

Michael Abramo

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,959,713,610	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – Calvert VP Income” on page 31, delete the information for Gregory Habeeb and, below the chart provided for Michael Abramo,  insert the following:

CALVERT VP INCOME PORTFOLIO

Calvert:

Matthew Duch

Accounts Managed (not including Calvert VP Income Portfolio) as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$7,050,934,167	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – Calvert VP SRI Balanced Portfolio – Fixed Income Investments” on page 32, delete the heading “Calvert: Gregory Habeeb” and replace it with “Calvert: Michael Abramo.”

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – Calvert VP Income Portfolio” on page 33, delete Gregory Habeeb from the list of portfolio managers provided for Calvert and add Matthew Duch.

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – Calvert VP SRI Balanced Portfolio – Fixed Income Investments” on page 35, delete the heading “Calvert: Gregory Habeeb” and replace it with “Calvert: Michael Abramo.”  In addition, delete the heading in the first row of the chart and replace it with the following: “Compensation with Respect to Management of the Calvert VP SRI Balanced Portfolio and Other Accounts as of September 14, 2011.”

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – Calvert VP Income” on page 37, delete Gregory Habeeb from the list of portfolio managers provided for Calvert and add Matthew Duch.  In addition, delete the heading in the first row of the chart and replace it with the following: “Compensation with Respect to Management of the Calvert VP Income Portfolio and Other Accounts as of December 31, 2010 (September 14, 2011, for Matthew Duch).”

Under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Portfolios” on page 38, delete the information in the chart for Gregory Habeeb under Calvert VP SRI Balanced Portfolio and Calvert VP Income Portfolio.  In addition, add the following information (column headings are included here for ease of reference):

Portfolio

	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert VP SRI Balanced Portfolio	Calvert	Michael Abramo	None (as of September 14, 2011)
Calvert VP Income Portfolio	Calvert	Matthew Duch	None (as of September 14, 2011)